Disposition of a subsidiary (Details Narrative) ¥ in Millions		12 Months Ended
	May 14, 2025 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	May 14, 2025 CNY (¥)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Disposal of subsidiary	$ 15,090	$ 15,090
Share Transfer Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common Stock, Value, Issued	$ 271,594				¥ 2.0